REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                            New York, NY 10020-2302


                                                     August 2, 2007

VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


     Re:      Cortland Trust Inc.
              File Nos. 2-94935; 811-4179; CIK: 0000759699


Ladies and Gentlemen:

     On behalf of Cortland Trust Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 27, 2007.

     If you have any questions or comments regarding this filing, please call Leigh DeLuca at (212) 830-5433.





                                                     Very truly yours,



                                                     Cortland Trust Inc.


                                                     /s/ Anthony Pace
                                                     By: Anthony Pace
                                                         Treasurer and
                                                         Assistant Secretary